Convertible Debts (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debts [Abstract]
Schedule of Fair Value of the Convertible Debt

As of December 31, 2025, the fair value of the convertible debt was:

	Fair value hierarchy	Valuation method	Fair value as of December 31, 2025
Fair value of convertible debts	Level 3	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component	$10,634,988